AMG TimesSquare Emerging Markets Small Cap Fund
AMG TimesSquare Emerging Markets Small Cap Fund
INVESTMENT OBJECTIVE
The AMG TimesSquare Emerging Markets Small Cap Fund's (the “Fund”) investment objective is to seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMG TimesSquare Emerging Markets Small Cap Fund	Class I	Class Z
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG TimesSquare Emerging Markets Small Cap Fund		Class I	Class Z
Management Fee		0.95%	0.95%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	1.19%	1.09%
Total Annual Fund Operating Expenses		2.14%	2.04%
Fee Waiver and Expense Reimbursements	[2]	(0.79%)	(0.79%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[2]	1.35%	1.25%
[1]	Because the Fund is new, “Other Expenses” are based on estimates for the first full fiscal year.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, shareholder servicing fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.25% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG TimesSquare Emerging Markets Small Cap Fund - USD ($)	1 Year	3 Years
Class I	137	560
Class Z	127	530

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund has no reportable portfolio turnover rate.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers located in emerging market countries and invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small capitalization companies (“small cap companies”). The Fund primarily invests in small cap companies located in emerging market countries, allocating investments across different countries and regions. TimesSquare Capital Management, LLC, the subadviser to the Fund (“TimesSquare” or the “Subadviser”), considers emerging market countries (including frontier markets) to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The Fund considers an issuer to be located in an emerging market country if (i) the issuer is organized in or maintains its principal place of business in an emerging market country, (ii) its securities are traded principally in an emerging market country, or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or it has at least 50% of its assets in an emerging market country. The Subadviser considers small cap companies to be those with market capitalizations less than $5.0 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of small cap companies at any given time.

The Fund’s portfolio normally consists of between 40 to 100 securities. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other depositary receipts of non-U.S. listed companies, exchange-traded funds and participatory notes. The Fund’s investments in companies located in emerging market countries may include investments in frontier market countries. Frontier market countries are a sub-set of emerging market countries that generally have smaller, less diverse economies and even less developed capital markets and legal, regulatory, and political systems than traditional emerging markets.

TimesSquare uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. TimesSquare also applies a macro overlay to monitor and mitigate country risks through active management. Under normal market conditions, the Subadviser seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
  Revenue growth and profitability that drive equity returns over the long term.
  Early-stage and traditional growth companies provide the greatest opportunity.
  Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
  A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Frontier Markets Risk—investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Risks that are characteristic of many emerging markets generally may be especially heightened in frontier markets due to political, economic, financial, or other factors.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Settlement Risk—Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
PERFORMANCE
This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund has not yet completed a full calendar year of operations as of the date of this Prospectus, the bar chart and table are not shown. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.